Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Select Core Fund, Inc.
Entity Central Index Key	0000102767
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000193015
Shareholder Report [Line Items]
Fund Name	Value Line Select Core Fund, Inc.
Class Name	Institutional
Trading Symbol	VILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.) (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%	[1]
AssetsNet	$ 294,472,604
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$294,472,604
# of Portfolio Holdings	41
Portfolio Turnover Rate	40%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.9%
Cash & Other Assets - Net	2.1%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.9%
Energy	2.4%
Consumer Discretionary	2.5%
Materials	4.5%
Consumer Staples	5.9%
Healthcare	6.9%
Financials	11.2%
Industrials	27.1%
Information Technology	38.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Cadence Design Systems, Inc.	8.5%
Trane Technologies PLC	8.0%
Cintas Corp.	5.8%
Motorola Solutions, Inc.	5.1%
Mastercard, Inc.	5.0%
Republic Services, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Costco Wholesale Corp.	4.6%
ServiceNow, Inc.	4.0%
Roper Technologies, Inc.	3.2%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020639
Shareholder Report [Line Items]
Fund Name	Value Line Select Core Fund, Inc.
Class Name	Investor
Trading Symbol	VALSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Select Core Fund, Inc. (formerly Value Line Select Growth Fund, Inc.) (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%	[2]
AssetsNet	$ 294,472,604
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$294,472,604
# of Portfolio Holdings	41
Portfolio Turnover Rate	40%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Table Summary
Value	Value
Common Stocks	97.9%
Cash & Other Assets - Net	2.1%

Sector Weightings (% of Total Investments In Securities)*

Table Summary
Value	Value
Communication Services	0.9%
Energy	2.4%
Consumer Discretionary	2.5%
Materials	4.5%
Consumer Staples	5.9%
Healthcare	6.9%
Financials	11.2%
Industrials	27.1%
Information Technology	38.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Table Summary
Cadence Design Systems, Inc.	8.5%
Trane Technologies PLC	8.0%
Cintas Corp.	5.8%
Motorola Solutions, Inc.	5.1%
Mastercard, Inc.	5.0%
Republic Services, Inc.	4.9%
TransDigm Group, Inc.	4.8%
Costco Wholesale Corp.	4.6%
ServiceNow, Inc.	4.0%
Roper Technologies, Inc.	3.2%

Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com

[1]	Annualized.
[2]	Annualized.